Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible assets
Reconciliation of goodwill

	2022 $m	2021 $m
	30 Jun	31 Dec
Carrying value at beginning of period	907	961
Exchange differences	(36)	(54)
Carrying value at end of period	871	907

Schedule of deferred acquisition costs and other intangible assets

	2022 $m	2021 $m
	30 Jun	31 Dec
Shareholder-backed business:
DAC related to insurance contracts as classified under IFRS 4	2,845	2,776
DAC related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	39	39
DAC related to insurance and investment contracts	2,884	2,815
Distribution rights	3,626	3,782
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4	22	28
Other intangibles	180	184
Present value of acquired in-force and other intangibles	3,828	3,994
Total of DAC and other intangible assets attributable to shareholdersnote (i)	6,712	6,809
Other intangible assets, including computer software, attributable to with-profits funds	38	49
Total of deferred acquisition costs and other intangible assets	6,750	6,858

Notes

(i)	Movement in DAC and other intangible assets attributable to shareholders is shown below:

	2022 $m				2021 $m
		Distribution	Other	Half year	Full year
	DAC	rights	intangibles	Total	Total
		note (ii)	note (iii)
Balance at beginning of period	2,815	3,782	212	6,809	20,275
Removal of discontinued US operations	—	—	—	—	(13,881)
Additions	426	44	27	497	1,185
Amortisation to the income statement	(249)	(143)	(27)	(419)	(651)
Disposals and transfers	—	—	(3)	(3)	(7)
Exchange differences and other movements	(108)	(57)	(7)	(172)	(112)
Balance at end of period	2,884	3,626	202	6,712	6,809

(ii)	Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of the bancassurance partnership arrangements for the bank distribution of Prudential's insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.
(iii)	Other intangibles comprise present value of acquired in-force (PVIF) related to insurance contracts and other intangible assets such as software rights. Software rights include additions of $17 million, amortisation of $(13) million, disposals of $(2) million, foreign exchange of $(6) million and closing balance at 30 June 2022 of $110 million (31 December 2021: $114 million).

Shareholder-backed
Intangible assets
Schedule of deferred acquisition costs and other intangible assets

Notes

(i)	Movement in DAC and other intangible assets attributable to shareholders is shown below:

	2022 $m				2021 $m
		Distribution	Other	Half year	Full year
	DAC	rights	intangibles	Total	Total
		note (ii)	note (iii)
Balance at beginning of period	2,815	3,782	212	6,809	20,275
Removal of discontinued US operations	—	—	—	—	(13,881)
Additions	426	44	27	497	1,185
Amortisation to the income statement	(249)	(143)	(27)	(419)	(651)
Disposals and transfers	—	—	(3)	(3)	(7)
Exchange differences and other movements	(108)	(57)	(7)	(172)	(112)
Balance at end of period	2,884	3,626	202	6,712	6,809

(ii)	Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of the bancassurance partnership arrangements for the bank distribution of Prudential's insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.
(iii)	Other intangibles comprise present value of acquired in-force (PVIF) related to insurance contracts and other intangible assets such as software rights. Software rights include additions of $17 million, amortisation of $(13) million, disposals of $(2) million, foreign exchange of $(6) million and closing balance at 30 June 2022 of $110 million (31 December 2021: $114 million).